Loans Receivable, Net - Summary of Loans Receivable, Net (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, current portion	¥ 247,530,580	$ 38,842,950	¥ 222,244,629
Less: bad debt provision, current	(105,703,244)	(16,587,145)	(18,000,000)
Loans receivable, non-current portion	290,967,680	45,659,178	145,703,988
Less: bad debt provision, noncurrent	(12,182,758)	(1,911,741)
Franchisees
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, current portion	308,016,920	48,334,576	191,687,640
Loans receivable, non-current portion	294,150,438	46,158,623	121,460,977
Third Parties
Accounts Notes And Loans Receivable [Line Items]
Loans receivable, current portion	45,216,904	7,095,519	48,556,989
Less: bad debt provision, current	(117,886,002)	(18,498,886)	(18,000,000)
Loans receivable, non-current portion	¥ 9,000,000	$ 1,412,296	¥ 24,243,011